Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
Schedule Of Rent Expense Under Operating Leases

	Years Ended December 31,
	2012	2011	2010

Operating lease expense	$3,850	$3,553	$3,631
Purchased water under
long-term agreements	11,796	14,507	13,621
Water treatment expense
under contractual agreement	897	865	777

Motor Vehicles, Buildings And Other Equipment [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2013	2014	2015	2016		2017	Thereafter
$2,568	$1,925	$1,191	$483	$	$ 131	$476

Treatment Plants [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2013	2014	2015	2016	2017	Thereafter
$494	$494	$496	$507	$507	$3,466